Share Capital/Capital Account (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Issued and Fully Paid Ordinary Shares

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	168,232,237	—	13	—	13
At December 31, 2017	4,597,136,050	3,745,486,731	387	309	696
At January 1, 2016	3,990,921,569	2,440,410,614	340	206	546
Scrip dividends	219,253,936	—	17	—	17
Shares issued (see Note 29)	218,728,308	1,305,076,117	17	103	120
At December 31, 2016	4,428,903,813	3,745,486,731	374	309	683

[A] Share capital at December 31, 2017, and 2016, also included 50,000 issued and fully paid sterling deferred shares of £1 each.

Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Issued and Fully Paid Ordinary Shares

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	168,232,237	—	13	—	13
At December 31, 2017	4,597,136,050	3,745,486,731	387	309	696
At January 1, 2016	3,990,921,569	2,440,410,614	340	206	546
Scrip dividends	219,253,936	—	17	—	17
Shares issued (see Note 15)	218,728,308	1,305,076,117	17	103	120
At December 31, 2016	4,428,903,813	3,745,486,731	374	309	683

[A] Share capital at December 31, 2017, and 2016, also included 50,000 issued and fully paid sterling deferred shares of £1 each.